Document and Entity Information	Mar. 22, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 22, 2023
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Incorporation State Country Code	PA
Entity File Number	001-6300
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000077281
Amendment Flag	false
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Preferred Shares, par value $0.01 per share
Trading Symbol	PRETL
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Preferred Shares, par value $0.01 per share
Trading Symbol	PRETM
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series D Preferred Shares, par value $0.01 per share
Trading Symbol	PRETN
Shares Of Beneficial Interest Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Beneficial Interest, par value $1.00 per share
Trading Symbol	PRET
Security Exchange Name	NONE